Summary of Significant Accounting Policies - Schedule of Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Expected Credit Losses [Line Items]
Allowance for expected credit losses	$ 65,653	$ 85,431
Allowance for expected credit losses for accounts receivable, current [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Allowance for expected credit losses	1,493	3,937
Allowance for expected credit losses for advance to suppliers [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Allowance for expected credit losses	649	42,478
Allowance for expected credit losses for prepaid expenses and other current assets [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Allowance for expected credit losses	3,016	20,187
Allowance for expected credit losses for amounts due from related parties [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Allowance for expected credit losses	60,495	15,000
Allowance for expected credit losses for accounts receivable, non-current [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Allowance for expected credit losses		$ 3,829